                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-7115

                     (Investment Company Act File Number)

                     Federated Total Return Series, Inc.
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/03

              Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

A Portfolio of Federated Total Return Series, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.24	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.42	(0.02)	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.66	0.57	0.24

Less Distributions:
Distributions from net investment income	(0.25)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.25)	(0.63)	(0.17)

Net Asset Value, End of Period	$11.03	$10.62	$10.68

Total Return[2]	6.30%	5.58%	2.29%

Ratios to Average Net Assets:

Expenses	0.86%[3]	0.85%	0.85%[3]

Net investment income	4.50%[3]	5.69%	5.82%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$79,141	$60,728	$7,302

Portfolio turnover	31%	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.22	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.42	(0.02)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.64	0.52	0.31

Less Distributions:
Distributions from net investment income	(0.23)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.23)	(0.58)	(0.18)

Net Asset Value, End of Period	$11.03	$10.62	$10.68

Total Return[2]	6.04%	5.05%	2.90%

Ratios to Average Net Assets:

Expenses	1.36%[3]	1.35%	1.35%[3]

Net investment income	4.00%[3]	5.15%	5.13%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$75,682	$52,396	$12,877

Portfolio turnover	31%	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to
November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002	Period Ended 11/30/2001 [1]
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.22	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.42	(0.02)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.64	0.52	0.30

Less Distributions:
Distributions from net investment income	(0.23)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.23)	(0.58)	(0.18)

Net Asset Value, End of Period	$11.03	$10.62	$10.68

Total Return[2]	6.04%	5.05%	2.82%

Ratios to Average Net Assets:

Expenses	1.36%[3]	1.35%	1.35%[3]

Net investment income	4.00%[3]	5.15%	5.07%[3]

Expense waiver/reimbursement[4]	0.22%[3]	0.23%	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$35,022	$14,287	$3,887

Portfolio turnover	31%	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 5/31/2003 [1]
Net Asset Value, Beginning of Period	$10.76
Income From Investment Operations:
Net investment income	0.07
Net realized and unrealized gain on investments and foreign currency	0.27

TOTAL FROM INVESTMENT OPERATIONS	0.34

Less Distributions:
Distributions from net investment income	(0.07)

Net Asset Value, End of Period	$11.03

Total Return[2]	3.01%

Ratios to Average Net Assets:

Expenses	1.11%[3]

Net investment income	4.25%[3]

Expense waiver/reimbursement[4]	0.22%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$43

Portfolio turnover	31%

1 Reflects operations for the period from April 8, 2003 (start of performance) to May 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--28.4%
		Basic Ind. - Chemicals--0.3%
$500,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$218,750
2,800,000		Praxair, Inc., 3.95%, 6/1/2013	2,811,228

		TOTAL	3,029,978

		Basic Ind. - Metals & Mining--1.4%
2,200,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	2,324,014
1,034,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,201,436
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	436,273
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,965,870
1,200,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,280,412
9,700,000		Normandy Yandal Operations Ltd., 8.875%, 4/1/2008	4,898,500

		TOTAL	15,106,505

		Basic Ind. - Paper--0.7%
380,000		Westvaco Corp., 7.65%, 3/15/2027	447,727
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,481,140
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,311,728

		TOTAL	7,240,595

		Cap. Goods - Diversified Manufacturing--0.5%
4,400,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	4,700,388
750,000		Tyco International Group, Note, 4.95%, 8/1/2003	750,938

		TOTAL	5,451,326

		Cap. Goods - Environmental--0.5%
1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	1,190,620
50,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	58,241
400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	426,440
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,501,799
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,202,600
750,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	913,973

		TOTAL	5,293,673

Principal Amount			Value
		CORPORATE BONDS--continued
		Cap. Goods - Aerospace & Defense--0.8%
$2,000,000		Boeing Capital Corp., 6.50%, 2/15/2012	$2,225,000
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,021,350
700,000		General Dynamics Corp., 3.00%, 5/15/2008	709,254
900,000		Raytheon Co., 8.20%, 3/1/2006	1,037,277
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	349,053
2,425,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,786,495

		TOTAL	8,128,429

		Communications - Media & Cable--1.5%
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	4,654,020
3,000,000		Comcast Corp., 5.30%, 1/15/2014	3,095,010
2,000,000		Comcast Corp., 6.50%, 1/15/2015	2,250,180
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,990,464
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,535,875

		TOTAL	15,525,549

		Communications - Media Noncable--1.1%
2,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	2,030,080
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	384,630
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,014,470
1,550,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	1,844,221
4,276,000		Univision Communications, Inc., 7.85%, 7/15/2011	5,131,585

		TOTAL	11,404,986

		Communications - Telecom Wirelines--1.4%
2,100,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,437,974
1,800,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	2,335,212
115,000		GTE Corp., Deb., 7.83%, 5/1/2023	123,985
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	113,082
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	222,130
200,000		Pacific Bell, Deb., 7.375%, 6/15/2025	207,412
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	231,330
1,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	1,221,627
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,587,640
3,400,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	4,088,738

		TOTAL	14,569,130

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.7%
$1,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	$1,808,380
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	109,163
200,000		Ford Motor Co., Deb., 6.50%, 8/1/2018	181,930
100,000		Ford Motor Co., Deb., 8.875%, 11/15/2022	105,442
200,000		Ford Motor Co., Deb., 8.90%, 1/15/2032	211,200
650,000		Hertz Corp., 8.25%, 6/1/2005	680,036
4,000,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	4,017,880
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	585,942

		TOTAL	7,699,973

		Consumer Cyclical - Entertainment--0.6%
1,250,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	1,323,587
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,334,680
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,137,780

		TOTAL	5,796,047

		Consumer Cyclical - Retailers--0.3%
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	358,000
2,850,000		Target Corp., 5.875%, 3/1/2012	3,248,487

		TOTAL	3,606,487

		Consumer Non Cyclical - Consumer Products--0.3%
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,289,060
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	205,062
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	274,992

		TOTAL	2,769,114

		Consumer Non Cyclical - Food/Beverage--0.4%
3,500,000		Kellogg Co., 7.45%, 4/1/2031	4,562,390

		Consumer Non Cyclical - Health Care--0.7%
410,000		Guidant Corp., 6.15%, 2/15/2006	449,540
1,450,000		HCA - The Healthcare Corp., 6.25%, 2/15/2013	1,512,089
2,900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	3,157,230
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,696,800

		TOTAL	6,815,659

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non Cyclical - Supermarkets--0.0%
$150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	$176,234
295,000		Safeway, Inc., 6.05%, 11/15/2003	300,384

		TOTAL	476,618

		Consumer Products--0.4%
4,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	4,285,000

		Education--0.2%
1,800,000		Boston University, 7.625%, 7/15/2097	2,342,916

		Electronics--0.0%
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	118,359

		Energy - Independent--0.7%
4,000,000		Devon Financing Corp., 7.875%, 9/30/2031	5,228,040
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,017,125

		TOTAL	7,245,165

		Energy - Integrated--1.4%
100,000		BP Amoco PLC, Deb., 8.75%, 3/1/2032	150,531
4,700,000		Conoco, Inc., 7.25%, 10/15/2031	6,029,348
1,800,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	2,119,770
4,400,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,579,156
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	281,433
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	860,663

		TOTAL	15,020,901

		Energy - Refining--0.2%
2,100,000		Valero Energy Corp., 7.50%, 4/15/2032	2,510,067

		Federal National Mortgage Assoc.--0.4%
3,000,000		Federal National Mortgage Association, Bond, 7.25%, 5/15/2030	4,083,870

		Finance - Automotive--1.1%
2,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	2,102,180
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	252,675
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	209,260
100,000		Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	98,642
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	207,948
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	$2,055,500
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,075,970
1,900,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,973,720
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	193,796
3,000,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	3,049,380

		TOTAL	11,219,071

		Financial Inst. - Banking--3.2%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	161,029
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,327,230
100,000		Bank of New York Co., Inc., Sr. Sub. Note, Series D, 7.75%, 10/27/2015	102,232
1,250,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	1,606,575
4,000,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	4,418,360
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,726,084
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,169,570
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	111,886
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,095,500
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,650,340
1,473,252	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	1,797,736
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	362,451
3,850,000		U.S. Bank N.A., 6.30%, 2/4/2014	4,554,281
4,730,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	5,607,935

		TOTAL	33,691,209

		Financial Inst. - Brokerage--1.1%
2,000,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,608,980
3,700,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	4,047,097
1,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,744,260
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	117,886
400,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	471,052
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	116,037
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	331,453
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,480,738

		TOTAL	11,917,503

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Finance Noncaptive--1.3%
$3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	$3,128,675
3,500,000		Household Finance Corp., 7.00%, 5/15/2012	4,162,340
2,750,000		Household Finance Corp., Note, 6.75%, 5/15/2011	3,194,510
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	158,013
2,050,000		MBNA Corp., 7.50%, 3/15/2012	2,449,996
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	102,732

		TOTAL	13,196,266

		Financial Inst. - Insurance - Life--0.9%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,660,236
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	493,950
3,750,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	3,802,162
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	415,555

		TOTAL	9,371,903

		Financial Inst. - Reits--0.4%
2,250,000		EOP Operating LP, 7.375%, 11/15/2003	2,302,920
2,000,000		EOP Operating LP, 7.75%, 11/15/2007	2,349,160

		TOTAL	4,652,080

		Financial Services--0.6%
750,000		Franklin Resources, Inc., 3.70%, 4/15/2008	768,352
4,500,000		SLM Corporation, 5.625%, 4/10/2007	5,028,975

		TOTAL	5,797,327

		Insurance--0.2%
1,550,000		Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	1,625,873

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	72,925

		Pharmaceutical--0.1%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	499,228

		Sovereign--0.1%
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,094,000

		State/Provincial--0.5%
5,300,000		New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	3,631,146
1,500,000		Ontario, Province of, 4.375%, 2/15/2013	1,584,735

		TOTAL	5,215,881

Principal Amount			Value
		CORPORATE BONDS--continued
		Supranational--0.1%
$1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	$1,153,490

		Technology--0.3%
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,928,750

		Technology Services--1.0%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,454,260
3,500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,337,935
150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	204,266
3,100,000	[2]	International Business Machines Corp., Note, 6.45%, 8/1/2007	3,565,899

		TOTAL	10,562,360

		Telecommunications & Cellular--0.3%
1,462,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,765,365

		Transportation - Airlines--0.6%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	586,875
1,346,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,428,718
692,073		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	746,588
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	2,045,772
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,545,000

		TOTAL	6,352,953

		Transportation - Railroads--0.2%
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,335,495

		Utility - Electric--1.9%
2,900,000		Alabama Power Co., 5.70%, 2/15/2033	3,087,253
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	602,250
3,500,000		Duke Energy Corp., 6.45%, 10/15/2032	3,873,590
3,250,000		FirstEnergy Corp., 7.375%, 11/15/2031	3,691,902
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,071,000
160,000		Interstate Power Co., 1st Mtg. Bond, 8.625%, 9/15/2021	173,718
250,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	244,720
3,250,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	3,738,053
250,000		Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	287,243
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,416,400
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	206,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	$108,841
100,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	100,696
230,000		Wisconsin Electric Power Co., 1st Mtg. Bond, 7.125%, 3/15/2016	236,824
350,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	394,128

		TOTAL	20,232,868

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	226,730

		TOTAL CORPORATE BONDS (IDENTIFIED COST $272,301,312)	296,994,014

		ASSET-BACKED SECURITIES--0.5%
		Asset-Backed Securities--0.1%
467,821	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	491,722
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	194,218

		TOTAL	685,940

		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,647,480

		Non-Agency Mortgage--0.0%
135,913	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.74689%, 1/28/2025	104,399

		Structured Product--0.3%
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	2,108,720
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	736,357

		TOTAL	2,845,077

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,611,183)	5,282,896

		GOVERNMENT AGENCIES--7.7%
400,000		Federal Home Loan Bank System, Bond, 3.24%, 3/30/2006	402,184
100,000		Federal Home Loan Bank System, Bond, 4.125%, 9/22/2009	103,392
200,000		Federal Home Loan Bank System, Bond, Series 1S07, 4.00%, 10/10/2007	201,682
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	230,206
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	114,321
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	644,044
20,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,057,800
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	10,422,540
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	$3,028,425
100,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 6/24/2008	100,302
100,000		Federal Home Loan Mortgage Corp., Note, 3.05%, 7/15/2004	100,227
8,500,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	9,837,390
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	203,560
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	209,636
19,500,000		Federal National Mortgage Association, 3.25%, 1/15/2008	20,244,705
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,809,840
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	2,019,510
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,183,470

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $74,579,457)	79,913,234

		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	5,902,461
3,000,000		Canada, Government of, 5.00%, 9/1/2004	2,242,667
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	5,802,831
4,850,000		Italy, Government of, 4.50%, 5/1/2009	6,112,968
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	5,991,545

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,938,709)	26,052,472

		U.S. TREASURY--14.0%
		U.S. Treasury Bonds--6.9%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	457,686
1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	1,842,419
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,696,670
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,505,489
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,627,236
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,644,960
300,000		United States Treasury Bond, 6.75%, 8/15/2026	400,593
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,859,648
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,745,770
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	9,243,760
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,479,072
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	7,690,320
27,340,000		United States Treasury Bond, 5.375%, 2/15/2031	31,765,799

		TOTAL	71,959,422

Principal Amount or Shares			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--7.1%
$20,422,400		United States Treasury Note - TIPS Series C, 3.00% 7/15/2012	$22,672,132
8,000,000		United States Treasury Note, 3.50%, 11/15/2006	8,466,240
30,000,000		United States Treasury Note, 3.00%, 11/15/2007	31,129,800
11,800,000		United States Treasury Note, 3.00%, 2/15/2008	12,231,408

		TOTAL	74,499,580

		TOTAL U.S. TREASURY (IDENTIFIED COST $136,380,408)	146,459,002

		PREFERRED STOCK--0.1%
		Financial Inst. - Brokerage--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $1,003,086)	1,170,750

		COMMON STOCKS--0.0%
		Insurance--0.0%
4,750	[3]	Arcadia Financial Ltd., Warrants	47

		Unassigned--0.0%
203	[3]	AT&T Canada, Inc., Class A	5,873
10,937	[3]	AT&T Canada, Inc., Class B	317,173

		TOTAL	323,046

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,674,487)	323,093

		MUNICIPALS--0.1%
		Education--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $779,251)	874,988

Shares			Value
		MUTUAL FUNDS--46.2%
34,782,299		Federated Mortgage Core Portfolio	$357,562,032
689,044		High Yield Bond Portfolio	4,506,350
118,508,380		Prime Value Obligations Fund, Class IS	118,508,380
2,435,305		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	2,435,305

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $473,462,862)	483,012,067

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $986,730,755)[4]	1,040,082,516

		OTHER ASSETS AND LIABILITIES - NET--0.5	4,741,344

		TOTAL NET ASSETS--100%	$1,044,823,860

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2003, these securities amounted to $13,469,237 which represents 1.3% of total net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $986,730,755.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

PCs	--Participation Certificates
TIPS	--Treasury Inflated Protected Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $2,383,743 of securities loaned (identified cost of $986,730,755)		$1,040,082,516
Cash denominated in foreign currencies (identified cost $720,869)		770,071
Income receivable		6,832,374
Receivable for shares sold		5,786,553

TOTAL ASSETS		1,053,471,514

Liabilities:
Payable for investments purchased	$2,174,562
Payable for shares redeemed	1,095,315
Income distribution payable	1,825,878
Payable to bank	982,621
Payable on collateral due to broker	2,435,305
Accrued expenses	133,973

TOTAL LIABILITIES		8,647,654

Net assets for 94,697,904 shares outstanding		$1,044,823,860

Net Assets Consist of:
Paid in capital		$994,688,668
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		53,413,976
Accumulated net realized loss on investments and foreign currency transactions		(3,292,533)
Undistributed net investment income		13,749

TOTAL NET ASSETS		$1,044,823,860

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$510,551,730 ÷ 46,273,656 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

Institutional Service Shares:
$344,384,666 ÷ 31,214,227 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

Class A Shares:
Net asset value per share ($79,141,446 ÷ 7,172,768 shares outstanding)		$11.03

Offering price per share (100/95.50 of $11.03)[1]		$11.55

Redemption proceeds per share		$11.03

Class B Shares:
Net asset value per share ($75,681,699 ÷ 6,859,203 shares outstanding)		$11.03

Offering price per share		$11.03

Redemption proceeds per share (94.50/100 of $11.03)[1]		$10.42

Class C Shares:
Net asset value per share ($35,021,751 ÷ 3,174,192 shares outstanding)		$11.03

Offering price per share (100/99.00 of $11.03)[1]		$11.14

Redemption proceeds per share (99.00/100 of $11.03)[1]		$10.92

Class K Shares:
$42,568 ÷ 3,858 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends			$10,710,566
Interest (including income on securities loaned of $1,518)			14,147,608

TOTAL INCOME			24,858,174

Expenses:
Investment adviser fee		$1,856,453
Administrative personnel and services fee		349,013
Custodian fees		25,908
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		98,373
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		74,203
Transfer and dividend disbursing agent fees and expenses--Class A Shares		15,327
Transfer and dividend disbursing agent fees and expenses--Class B Shares		13,817
Transfer and dividend disbursing agent fees and expenses--Class C Shares		4,578
Transfer and dividend disbursing agent fees and expenses--Class K Shares		3
Directors'/Trustees' fees		4,064
Auditing fees		3,440
Legal fees		3,002
Portfolio accounting fees		91,120
Distribution services fee--Institutional Service Shares		382,872
Distribution services fee--Class A Shares		85,452
Distribution services fee--Class B Shares		236,375
Distribution services fee--Class C Shares		74,828
Distribution services fee--Class K Shares		5
Shareholder services fee--Institutional Shares		588,222
Shareholder services fee--Institutional Service Shares		382,872
Shareholder services fee--Class A Shares		85,452
Shareholder services fee--Class B Shares		78,792
Shareholder services fee--Class C Shares		24,943
Share registration costs		58,806
Printing and postage		47,869
Insurance premiums		1,241
Taxes		33,572
Miscellaneous		2,858

TOTAL EXPENSES		4,623,460

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,006,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,053)
Waiver of distribution services fee--Institutional Service Shares	(306,297)
Waiver of shareholder services fee--Institutional Shares	(588,222)
Reimbursement of investment adviser fee	(3,337)

TOTAL WAIVERS AND REIMBURSEMENT		(1,917,341)

Net expenses			2,706,119

Net investment income			22,152,055

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,149,843
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			30,219,377

Net realized and unrealized gain on investments and foreign currency transactions			36,369,220

Change in net assets resulting from operations			$58,521,275

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,152,055	$39,261,758
Net realized gain (loss) on investments and foreign currency transactions	6,149,843	(8,390,133)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	30,219,377	9,302,678

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,521,275	40,174,303

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,180,439)	(22,959,181)
Institutional Service Shares	(7,440,173)	(12,384,043)
Class A Shares	(1,591,427)	(1,325,398)
Class B Shares	(1,300,691)	(1,470,403)
Class C Shares	(395,251)	(449,381)
Class K Shares	(41)	--
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	--	(1,701,096)
Institutional Service Shares	--	(939,077)
Class A Shares	--	(37,668)
Class B Shares	--	(65,087)
Class C Shares	--	(22,825)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,908,022)	(41,354,159)

Share Transactions:
Proceeds from sale of shares	324,485,695	509,266,063
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	--	8,424,916
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	--	7,237,578
Net asset value of shares issued to shareholders in payment of distributions declared	11,303,263	17,441,159
Cost of shares redeemed	(149,864,210)	(279,687,892)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	185,924,748	262,681,824

Change in net assets	221,538,001	261,501,968

Net Assets:
Beginning of period	823,285,859	561,783,891

End of period (including undistributed net investment income of $13,749 and $769,716, respectively)	$1,044,823,860	$823,285,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

1 Unrealized appreciation (depreciation) is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated mutual fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,383,743	$2,435,305

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares		Amount
Shares sold	10,700,409	$115,847,720	20,846,348		$219,601,801
Shares issued in connection with the tax-free transfer of assets from Second National Bank	--	--	793,307		8,424,916
Shares issued in connection with the taxable transfer of assets from Second National Bank	--	--	681,504		7,237,578
Shares issued to shareholders in payment of distributions declared	302,968	3,291,309	670,467		7,067,574
Shares redeemed	(6,406,807)	(69,290,581)	(13,823,673)		(145,580,142)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,596,570	$49,848,448	9,167,953		$96,751,727

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Service Shares:	Shares	Amount	Shares		Amount
Shares sold	11,808,888	$127,617,902	16,540,236		$174,121,973
Shares issued to shareholders in payment of distributions declared	503,536	5,473,021	744,119		7,848,537
Shares redeemed	(4,937,290)	(53,606,166)	(11,278,182)		(118,693,308)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	7,375,134	$79,484,757	6,006,173		$63,277,202

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares		Amount
Shares sold	3,036,560	$32,852,212	5,676,655		$59,830,843
Shares issued to shareholders in payment of distributions declared	123,762	1,344,716	101,829		1,078,757
Shares redeemed	(1,704,888)	(18,426,663)	(744,683)		(7,876,926)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,455,434	$15,770,265	5,033,801		$53,032,674

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares		Amount
Shares sold	2,387,629	$25,858,900	4,117,824		$43,403,771
Shares issued to shareholders in payment of distributions declared	84,506	918,383	106,188		1,120,993
Shares redeemed	(545,841)	(5,914,625)	(496,620)		(5,238,118)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,926,294	$20,862,658	3,727,392		$39,286,646

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares		Amount
Shares sold	2,047,032	$22,266,434	1,168,545		$12,307,675
Shares issued to shareholders in payment of distributions declared	25,353	275,795	30,826		325,298
Shares redeemed	(243,229)	(2,626,172)	(218,232)		(2,299,398)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,829,156	$19,916,057	981,139		$10,333,575

	Period Ended 5/31/2003[1]		Year Ended 11/30/2002
Class K Shares:	Shares	Amount	Shares		Amount
Shares sold	3,855	$42,527	--		$--
Shares issued to shareholders in payment of distributions declared	3	39	--		--
Shares redeemed	-- [2]	(3)	--		--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,858	$42,563		$

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,186,446	$185,924,748	24,916,458		$262,681,824

1 Reflects operations for the period from April 8, 2003 (start of performance) to May 31, 2003.

2 Represents less than one share.

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for the federal tax purposes was $986,730,755. The net unrealized appreciation of investments for federal tax purposes was $53,351,761. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,326,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,974,785.

At November 30, 2002, the Fund had a capital loss carryforward of $5,619,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B, Class C and Class K Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%
Class K	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$217,412,154

Sales	$188,990,392

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2003, were as follows:

Purchases	$140,981,074

Sales	$76,470,357

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28555 (7/03)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund

Established 1993

A Portfolio of Federated Total Return Series, Inc.

10TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended	Year Ended September 30,
	5/31/03	2002	2001	11/30/00 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90	$10.32
Income From Investment Operations:
Net investment income	0.27	0.64	0.67	0.12	0.69	0.63	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.42	(0.02)	0.43	0.09	(0.01)	(0.70)	0.58

TOTAL FROM INVESTMENT OPERATIONS	0.69	0.62	1.10	0.21	0.68	(0.07)	1.22

Less Distributions:
Distributions from net investment income	(0.28)	(0.63)	(0.67)	(0.12)	(0.69)	(0.63)	(0.64)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--	--	(0.01)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.68)	(0.67)	(0.12)	(0.70)	(0.65)	(0.64)

Net Asset Value, End of Period	$11.03	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90

Total Return[3]	6.57%	6.10%	10.99%	2.03%	6.96%	(0.63)%	12.21%

Ratios to Average Net Assets:
Expenses	0.36%[4]	0.35%	0.35%	0.35%[4]	0.35%	0.35%	0.32%

Net investment income	5.00%[4]	6.10%	6.32%	6.89%[4]	6.85%	6.10%	6.03%

Expense waiver/reimbursement[5]	0.47%[4]	0.48%	0.48%	0.50%[4]	0.48%	0.62%	1.09%

Supplemental Data:
Net assets, end of period (000 omitted)	$510,552	$442,668	$347,242	$233,016	$203,864	$145,428	$98,496

Portfolio turnover	31%	74%	68%	9%	49%	97%	75%

1 The fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,		Period Ended	Year Ended September 30,
	5/31/03	2002	2001	11/30/00 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90	$10.32
Income From Investment Operations:
Net investment income	0.25	0.61	0.64	0.11	0.66	0.60	0.61
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.42	(0.02)	0.43	0.09	(0.01)	(0.70)	0.58

TOTAL FROM INVESTMENT OPERATIONS	0.67	0.59	1.07	0.20	0.65	(0.10)	1.19

Less Distributions:
Distributions from net investment income	(0.26)	(0.60)	(0.64)	(0.11)	(0.66)	(0.60)	(0.61)
Distributions from net realized gain on investments and foreign currency transactions	--	(0.05)	--	--	(0.01)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.26)	(0.65)	(0.64)	(0.11)	(0.67)	(0.62)	(0.61)

Net Asset Value, End of Period	$11.03	$10.62	$10.68	$10.25	$10.16	$10.18	$10.90

Total Return[3]	6.41%	5.79%	10.66%	1.98%	6.64%	(0.93)%	11.87%

Ratios to Average Net Assets:
Expenses	0.66%[4]	0.66%	0.65%	0.65%[4]	0.65%	0.65%	0.63%

Net investment income	4.70%[4]	5.80%	5.99%	6.58%[4]	6.64%	5.80%	5.70%

Expense waiver/reimbursement[5]	0.42%[4]	0.43%	0.43%	0.45%[4]	0.43%	0.57%	1.03%

Supplemental Data:
Net assets, end of period (000 omitted)	$344,385	$253,207	$190,476	$82,682	$75,687	$21,376	$13,425

Portfolio turnover	31%	74%	68%	9%	49%	97%	75%

1 The fund changed its fiscal year end from September 30 to November 30.

2 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--28.4%
		Basic Ind. - Chemicals--0.3%
$500,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$218,750
2,800,000		Praxair, Inc., 3.95%, 6/1/2013	2,811,228

		TOTAL	3,029,978

		Basic Ind. - Metals & Mining--1.4%
2,200,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	2,324,014
1,034,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,201,436
415,000		Inco Ltd., Note, 9.60%, 6/15/2022	436,273
4,760,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,965,870
1,200,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	1,280,412
9,700,000		Normandy Yandal Operations Ltd., 8.875%, 4/1/2008	4,898,500

		TOTAL	15,106,505

		Basic Ind. - Paper--0.7%
380,000		Westvaco Corp., 7.65%, 3/15/2027	447,727
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,481,140
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,311,728

		TOTAL	7,240,595

		Cap. Goods - Diversified Manufacturing--0.5%
4,400,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	4,700,388
750,000		Tyco International Group, Note, 4.95%, 8/1/2003	750,938

		TOTAL	5,451,326

		Cap. Goods - Environmental--0.5%
1,000,000		Republic Services, Inc., 7.125%, 5/15/2009	1,190,620
50,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	58,241
400,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	426,440
1,300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	1,501,799
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,202,600
750,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	913,973

		TOTAL	5,293,673

Principal Amount			Value
		CORPORATE BONDS--continued
		Cap. Goods - Aerospace & Defense--0.8%
$2,000,000		Boeing Capital Corp., 6.50%, 2/15/2012	$2,225,000
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,021,350
700,000		General Dynamics Corp., 3.00%, 5/15/2008	709,254
900,000		Raytheon Co., 8.20%, 3/1/2006	1,037,277
325,000		Raytheon Co., Note, 6.30%, 3/15/2005	349,053
2,425,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,786,495

		TOTAL	8,128,429

		Communications - Media & Cable--1.5%
4,200,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	4,654,020
3,000,000		Comcast Corp., 5.30%, 1/15/2014	3,095,010
2,000,000		Comcast Corp., 6.50%, 1/15/2015	2,250,180
1,680,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,990,464
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,535,875

		TOTAL	15,525,549

		Communications - Media Noncable--1.1%
2,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	2,030,080
300,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	384,630
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,014,470
1,550,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	1,844,221
4,276,000		Univision Communications, Inc., 7.85%, 7/15/2011	5,131,585

		TOTAL	11,404,986

		Communications - Telecom Wirelines--1.4%
2,100,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	2,437,974
1,800,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	2,335,212
115,000		GTE Corp., Deb., 7.83%, 5/1/2023	123,985
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	113,082
200,000		New York Telephone Co., Deb., 7.00%, 8/15/2025	222,130
200,000		Pacific Bell, Deb., 7.375%, 6/15/2025	207,412
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	231,330
1,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	1,221,627
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,587,640
3,400,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	4,088,738

		TOTAL	14,569,130

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.7%
$1,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	$1,808,380
100,000		Ford Holdings, Inc., Deb., 9.30%, 3/1/2030	109,163
200,000		Ford Motor Co., Deb., 6.50%, 8/1/2018	181,930
100,000		Ford Motor Co., Deb., 8.875%, 11/15/2022	105,442
200,000		Ford Motor Co., Deb., 8.90%, 1/15/2032	211,200
650,000		Hertz Corp., 8.25%, 6/1/2005	680,036
4,000,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	4,017,880
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	585,942

		TOTAL	7,699,973

		Consumer Cyclical - Entertainment--0.6%
1,250,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	1,323,587
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,334,680
2,000,000		International Speedway Corp., 7.875%, 10/15/2004	2,137,780

		TOTAL	5,796,047

		Consumer Cyclical - Retailers--0.3%
400,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	358,000
2,850,000		Target Corp., 5.875%, 3/1/2012	3,248,487

		TOTAL	3,606,487

		Consumer Non Cyclical - Consumer Products--0.3%
2,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,289,060
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	205,062
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	274,992

		TOTAL	2,769,114

		Consumer Non Cyclical - Food/Beverage--0.4%
3,500,000		Kellogg Co., 7.45%, 4/1/2031	4,562,390

		Consumer Non Cyclical - Health Care--0.7%
410,000		Guidant Corp., 6.15%, 2/15/2006	449,540
1,450,000		HCA - The Healthcare Corp., 6.25%, 2/15/2013	1,512,089
2,900,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	3,157,230
1,500,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	1,696,800

		TOTAL	6,815,659

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non Cyclical - Supermarkets--0.0%
$150,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	$176,234
295,000		Safeway, Inc., 6.05%, 11/15/2003	300,384

		TOTAL	476,618

		Consumer Products--0.4%
4,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	4,285,000

		Education--0.2%
1,800,000		Boston University, 7.625%, 7/15/2097	2,342,916

		Electronics--0.0%
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	118,359

		Energy - Independent--0.7%
4,000,000		Devon Financing Corp., 7.875%, 9/30/2031	5,228,040
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,017,125

		TOTAL	7,245,165

		Energy - Integrated--1.4%
100,000		BP Amoco PLC, Deb., 8.75%, 3/1/2032	150,531
4,700,000		Conoco, Inc., 7.25%, 10/15/2031	6,029,348
1,800,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	2,119,770
4,400,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,579,156
250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	281,433
750,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	860,663

		TOTAL	15,020,901

		Energy - Refining--0.2%
2,100,000		Valero Energy Corp., 7.50%, 4/15/2032	2,510,067

		Federal National Mortgage Assoc.--0.4%
3,000,000		Federal National Mortgage Association, Bond, 7.25%, 5/15/2030	4,083,870

		Finance - Automotive--1.1%
2,000,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	2,102,180
250,000		Ford Motor Credit Co., Note, 6.20%, 1/23/2008	252,675
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	209,260
100,000		Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	98,642
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	207,948
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	$2,055,500
1,000,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,075,970
1,900,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,973,720
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	193,796
3,000,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	3,049,380

		TOTAL	11,219,071

		Financial Inst. - Banking--3.2%
150,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	161,029
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,327,230
100,000		Bank of New York Co., Inc., Sr. Sub. Note, Series D, 7.75%, 10/27/2015	102,232
1,250,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	1,606,575
4,000,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	4,418,360
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,726,084
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,169,570
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	111,886
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,095,500
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,650,340
1,473,252	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	1,797,736
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	362,451
3,850,000		U.S. Bank N.A., 6.30%, 2/4/2014	4,554,281
4,730,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	5,607,935

		TOTAL	33,691,209

		Financial Inst. - Brokerage--1.1%
2,000,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	2,608,980
3,700,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	4,047,097
1,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,744,260
100,000		Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	117,886
400,000		Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	471,052
100,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	116,037
250,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	331,453
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,480,738

		TOTAL	11,917,503

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Finance Noncaptive--1.3%
$3,100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	$3,128,675
3,500,000		Household Finance Corp., 7.00%, 5/15/2012	4,162,340
2,750,000		Household Finance Corp., Note, 6.75%, 5/15/2011	3,194,510
150,000		Household Finance Corp., Sr. Note, 5.875%, 9/25/2004	158,013
2,050,000		MBNA Corp., 7.50%, 3/15/2012	2,449,996
100,000		Textron Financial Corp., Note, Series MTNE, 5.95%, 3/15/2004	102,732

		TOTAL	13,196,266

		Financial Inst. - Insurance - Life--0.9%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,660,236
600,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	493,950
3,750,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	3,802,162
360,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	415,555

		TOTAL	9,371,903

		Financial Inst. - Reits--0.4%
2,250,000		EOP Operating LP, 7.375%, 11/15/2003	2,302,920
2,000,000		EOP Operating LP, 7.75%, 11/15/2007	2,349,160

		TOTAL	4,652,080

		Financial Services--0.6%
750,000		Franklin Resources, Inc., 3.70%, 4/15/2008	768,352
4,500,000		SLM Corporation, 5.625%, 4/10/2007	5,028,975

		TOTAL	5,797,327

		Insurance--0.2%
1,550,000		Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	1,625,873

		Machinery & Equipment--0.0%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	72,925

		Pharmaceutical--0.1%
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	499,228

		Sovereign--0.1%
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,094,000

		State/Provincial--0.5%
5,300,000		New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	3,631,146
1,500,000		Ontario, Province of, 4.375%, 2/15/2013	1,584,735

		TOTAL	5,215,881

Principal Amount			Value
		CORPORATE BONDS--continued
		Supranational--0.1%
$1,000,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	$1,153,490

		Technology--0.3%
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,928,750

		Technology Services--1.0%
2,000,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,454,260
3,500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,337,935
150,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	204,266
3,100,000	[2]	International Business Machines Corp., Note, 6.45%, 8/1/2007	3,565,899

		TOTAL	10,562,360

		Telecommunications & Cellular--0.3%
1,462,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	1,765,365

		Transportation - Airlines--0.6%
750,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	586,875
1,346,260		Northwest Airlines Corp., 7.935%, 4/1/2019	1,428,718
692,073		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	746,588
1,800,000		Southwest Airlines Co., 6.50%, 3/1/2012	2,045,772
2,000,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	1,545,000

		TOTAL	6,352,953

		Transportation - Railroads--0.2%
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,335,495

		Utility - Electric--1.9%
2,900,000		Alabama Power Co., 5.70%, 2/15/2033	3,087,253
600,000		Cincinnati Gas and Electric Co., Note, 6.35%, 6/15/2003	602,250
3,500,000		Duke Energy Corp., 6.45%, 10/15/2032	3,873,590
3,250,000		FirstEnergy Corp., 7.375%, 11/15/2031	3,691,902
1,050,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	1,071,000
160,000		Interstate Power Co., 1st Mtg. Bond, 8.625%, 9/15/2021	173,718
250,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	244,720
3,250,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	3,738,053
250,000		Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	287,243
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,416,400
200,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 10/1/2023	206,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		Virginia Electric & Power Co., 1st Ref. Mtg., Series D, 7.50%, 6/1/2023	$108,841
100,000		West Penn Power Co., Note, Series A, 6.375%, 6/1/2004	100,696
230,000		Wisconsin Electric Power Co., 1st Mtg. Bond, 7.125%, 3/15/2016	236,824
350,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	394,128

		TOTAL	20,232,868

		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	226,730

		TOTAL CORPORATE BONDS (IDENTIFIED COST $272,301,312)	296,994,014

		ASSET-BACKED SECURITIES--0.5%
		Asset-Backed Securities--0.1%
467,821	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	491,722
1,900,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	194,218

		TOTAL	685,940

		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,647,480

		Non-Agency Mortgage--0.0%
135,913	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.74689%, 1/28/2025	104,399

		Structured Product--0.3%
2,000,000		Chase Credit Card Owner Trust, Class A, 6.66%, 1/15/2007	2,108,720
750,000		Citibank Credit Card Master Trust 1997-6, Class A, 8/15/2006	736,357

		TOTAL	2,845,077

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,611,183)	5,282,896

		GOVERNMENT AGENCIES--7.7%
400,000		Federal Home Loan Bank System, Bond, 3.24%, 3/30/2006	402,184
100,000		Federal Home Loan Bank System, Bond, 4.125%, 9/22/2009	103,392
200,000		Federal Home Loan Bank System, Bond, Series 1S07, 4.00%, 10/10/2007	201,682
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	230,206
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	114,321
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	644,044
20,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,057,800
9,000,000		Federal Home Loan Mortgage Corp., 5.75%, 3/15/2009	10,422,540
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$2,500,000		Federal Home Loan Mortgage Corp., 6.625%, 9/15/2009	$3,028,425
100,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 6/24/2008	100,302
100,000		Federal Home Loan Mortgage Corp., Note, 3.05%, 7/15/2004	100,227
8,500,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	9,837,390
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 2/13/2017	203,560
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.00%, 3/28/2012	209,636
19,500,000		Federal National Mortgage Association, 3.25%, 1/15/2008	20,244,705
8,000,000		Federal National Mortgage Association, Note, 5.50%, 2/15/2006	8,809,840
1,900,000		Federal National Mortgage Association, Unsecd. Note, 6.50%, 8/15/2004	2,019,510
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,183,470

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $74,579,457)	79,913,234

		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
4,600,000		Austria, Government of, Bond, 5.00%, 1/15/2008	5,902,461
3,000,000		Canada, Government of, 5.00%, 9/1/2004	2,242,667
4,700,000		Germany, Government of, Bond, 4.00%, 2/16/2007	5,802,831
4,850,000		Italy, Government of, 4.50%, 5/1/2009	6,112,968
4,500,000		Italy, Government of, Bond, 5.50%, 11/1/2010	5,991,545

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,938,709)	26,052,472

		U.S. TREASURY--14.0%
		U.S. Treasury Bonds--6.9%
300,000		United States Treasury Bond, 11.75%, 11/15/2014	457,686
1,210,000		United States Treasury Bond, 8.75%, 5/15/2017	1,842,419
1,830,000		United States Treasury Bond, 8.125%, 8/15/2019	2,696,670
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,505,489
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,627,236
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,644,960
300,000		United States Treasury Bond, 6.75%, 8/15/2026	400,593
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,859,648
3,000,000		United States Treasury Bond, 6.125%, 11/15/2027	3,745,770
8,000,000		United States Treasury Bond, 5.50%, 8/15/2028	9,243,760
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,479,072
6,000,000		United States Treasury Bond, 6.25%, 5/15/2030	7,690,320
27,340,000		United States Treasury Bond, 5.375%, 2/15/2031	31,765,799

		TOTAL	71,959,422

Principal Amount or Shares			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--7.1%
$20,422,400		U.S. Treasury Note - TIPS Series C, 3.00% 7/15/2012	$22,672,132
8,000,000		United States Treasury Note, 3.50%, 11/15/2006	8,466,240
30,000,000		United States Treasury Note, 3.00%, 11/15/2007	31,129,800
11,800,000		United States Treasury Note, 3.00%, 2/15/2008	12,231,408

		TOTAL	74,499,580

		TOTAL U.S. TREASURY (IDENTIFIED COST $136,380,408)	146,459,002

		PREFERRED STOCK--0.1%
		Financial Inst. - Brokerage--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $1,003,086)	1,170,750

		COMMON STOCKS--0.0%
		Insurance--0.0%
4,750	[3]	Arcadia Financial Ltd., Warrants	47

		Unassigned--0.0%
203	[3]	AT&T Canada, Inc., Class A	5,873
10,937	[3]	AT&T Canada, Inc., Class B	317,173

		TOTAL	323,046

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,674,487)	323,093

		MUNICIPALS--0.1%
		Education--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $779,251)	874,988

Shares			Value
		MUTUAL FUNDS--46.2%
34,782,299		Federated Mortgage Core Portfolio	$357,562,032
689,044		High Yield Bond Portfolio	4,506,350
118,508,380		Prime Value Obligations Fund, Class IS	118,508,380
2,435,305		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	2,435,305

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $473,462,862)	483,012,067

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $986,730,755)[4]	1,040,082,516

		OTHER ASSETS AND LIABILITIES - NET--0.5	4,741,344

		TOTAL NET ASSETS--100%	$1,044,823,860

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At May 31, 2003, these securities amounted to $13,469,237 which represents 1.3% of total net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $986,730,755.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

PCs	--Participation Certificates
TIPS	--Treasury Inflated Protected Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $2,383,743 of securities loaned (identified cost of $986,730,755)		$1,040,082,516
Cash denominated in foreign currencies (identified cost $720,869)		770,071
Income receivable		6,832,374
Receivable for shares sold		5,786,553

TOTAL ASSETS		1,053,471,514

Liabilities:
Payable for investments purchased	$2,174,562
Payable for shares redeemed	1,095,315
Income distribution payable	1,825,878
Payable to bank	982,621
Payable on collateral due to broker	2,435,305
Accrued expenses	133,973

TOTAL LIABILITIES		8,647,654

Net assets for 94,697,904 shares outstanding		$1,044,823,860

Net Assets Consist of:
Paid in capital		$994,688,668
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		53,413,976
Accumulated net realized loss on investments and foreign currency transactions		(3,292,533)
Undistributed net investment income		13,749

TOTAL NET ASSETS		$1,044,823,860

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$510,551,730 ÷ 46,273,656 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

Institutional Service Shares:
$344,384,666 ÷ 31,214,227 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

Class A Shares:
Net asset value per share ($79,141,446 ÷ 7,172,768 shares outstanding)		$11.03

Offering price per share (100/95.50 of $11.03)[1]		$11.55

Redemption proceeds per share		$11.03

Class B Shares:
Net asset value per share ($75,681,699 ÷ 6,859,203 shares outstanding)		$11.03

Offering price per share		$11.03

Redemption proceeds per share (94.50/100 of $11.03)[1]		$10.42

Class C Shares:
Net asset value per share ($35,021,751 ÷ 3,174,192 shares outstanding)		$11.03

Offering price per share (100/99.00 of $11.03)[1]		$11.14

Redemption proceeds per share (99.00/100 of $11.03)[1]		$10.92

Class K Shares:
$42,568 ÷ 3,858 shares outstanding		$11.03

Offering price per share		$11.03

Redemption proceeds per share		$11.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends			$10,710,566
Interest (including income on securities loaned of $1,518)			14,147,608

TOTAL INCOME			24,858,174

Expenses:
Investment adviser fee		$1,856,453
Administrative personnel and services fee		349,013
Custodian fees		25,908
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		98,373
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		74,203
Transfer and dividend disbursing agent fees and expenses--Class A Shares		15,327
Transfer and dividend disbursing agent fees and expenses--Class B Shares		13,817
Transfer and dividend disbursing agent fees and expenses--Class C Shares		4,578
Transfer and dividend disbursing agent fees and expenses--Class K Shares		3
Directors'/Trustees' fees		4,064
Auditing fees		3,440
Legal fees		3,002
Portfolio accounting fees		91,120
Distribution services fee--Institutional Service Shares		382,872
Distribution services fee--Class A Shares		85,452
Distribution services fee--Class B Shares		236,375
Distribution services fee--Class C Shares		74,828
Distribution services fee--Class K Shares		5
Shareholder services fee--Institutional Shares		588,222
Shareholder services fee--Institutional Service Shares		382,872
Shareholder services fee--Class A Shares		85,452
Shareholder services fee--Class B Shares		78,792
Shareholder services fee--Class C Shares		24,943
Share registration costs		58,806
Printing and postage		47,869
Insurance premiums		1,241
Taxes		33,572
Miscellaneous		2,858

TOTAL EXPENSES		4,623,460

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,006,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,053)
Waiver of distribution services fee--Institutional Service Shares	(306,297)
Waiver of shareholder services fee--Institutional Shares	(588,222)
Reimbursement of investment adviser fee	(3,337)

TOTAL WAIVERS AND REIMBURSEMENT		(1,917,341)

Net expenses			2,706,119

Net investment income			22,152,055

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,149,843
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			30,219,377

Net realized and unrealized gain on investments and foreign currency transactions			36,369,220

Change in net assets resulting from operations			$58,521,275

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,152,055	$39,261,758
Net realized gain (loss) on investments and foreign currency transactions	6,149,843	(8,390,133)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	30,219,377	9,302,678

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,521,275	40,174,303

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,180,439)	(22,959,181)
Institutional Service Shares	(7,440,173)	(12,384,043)
Class A Shares	(1,591,427)	(1,325,398)
Class B Shares	(1,300,691)	(1,470,403)
Class C Shares	(395,251)	(449,381)
Class K Shares	(41)	--
Distributions from net realized gain on investments and foreign currency transactions
Institutional Shares	--	(1,701,096)
Institutional Service Shares	--	(939,077)
Class A Shares	--	(37,668)
Class B Shares	--	(65,087)
Class C Shares	--	(22,825)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,908,022)	(41,354,159)

Share Transactions:
Proceeds from sale of shares	324,485,695	509,266,063
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank	--	8,424,916
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank	--	7,237,578
Net asset value of shares issued to shareholders in payment of distributions declared	11,303,263	17,441,159
Cost of shares redeemed	(149,864,210)	(279,687,892)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	185,924,748	262,681,824

Change in net assets	221,538,001	261,501,968

Net Assets:
Beginning of period	823,285,859	561,783,891

End of period (including undistributed net investment income of $13,749 and $769,716, respectively)	$1,044,823,860	$823,285,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On November 15, 2002, the Fund received a tax-free transfer of assets from the Second National Bank Fiduciary Fixed-Income Fund Common Trust and a taxable transfer of assets from the Second National Bank Pension Fixed-Income Fund Common Trust, as follows:

Institutional Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received[1]
793,307	681,504	$8,424,916	$7,237,578	$602,283

Net Assets of Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$797,294,442	$15,662,494	$812,956,936

1 Unrealized appreciation (depreciation) is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated mutual fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,383,743	$2,435,305

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class K Shares	1,000,000,000
TOTAL	6,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,700,409	$115,847,720	20,846,348	$219,601,801
Shares issued in connection with the tax-free transfer of assets from Second National Bank	--	--	793,307	8,424,916
Shares issued in connection with the taxable transfer of assets from Second National Bank	--	--	681,504	7,237,578
Shares issued to shareholders in payment of distributions declared	302,968	3,291,309	670,467	7,067,574
Shares redeemed	(6,406,807)	(69,290,581)	(13,823,673)	(145,580,142)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,596,570	$49,848,448	9,167,953	$96,751,727

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,808,888	$127,617,902	16,540,236	$174,121,973
Shares issued to shareholders in payment of distributions declared	503,536	5,473,021	744,119	7,848,537
Shares redeemed	(4,937,290)	(53,606,166)	(11,278,182)	(118,693,308)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	7,375,134	$79,484,757	6,006,173	$63,277,202

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,036,560	$32,852,212	5,676,655	$59,830,843
Shares issued to shareholders in payment of distributions declared	123,762	1,344,716	101,829	1,078,757
Shares redeemed	(1,704,888)	(18,426,663)	(744,683)	(7,876,926)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,455,434	$15,770,265	5,033,801	$53,032,674

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,387,629	$25,858,900	4,117,824	$43,403,771
Shares issued to shareholders in payment of distributions declared	84,506	918,383	106,188	1,120,993
Shares redeemed	(545,841)	(5,914,625)	(496,620)	(5,238,118)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,926,294	$20,862,658	3,727,392	$39,286,646

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,047,032	$22,266,434	1,168,545	$12,307,675
Shares issued to shareholders in payment of distributions declared	25,353	275,795	30,826	325,298
Shares redeemed	(243,229)	(2,626,172)	(218,232)	(2,299,398)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,829,156	$19,916,057	981,139	$10,333,575

	Period Ended 5/31/2003[1]		Year Ended 11/30/2002
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	3,855	$42,527	--	$--
Shares issued to shareholders in payment of distributions declared	3	39	--	--
Shares redeemed	-- [2]	(3)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,858	$42,563	--	$--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	17,186,446	$185,924,748	24,916,458	$262,681,824

1 Reflects operations for the period from April 8, 2003 (start of performance) to May 31, 2003.

2 Represents less than 1 share.

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for the federal tax purposes was $986,730,755. The net unrealized appreciation of investments for federal tax purposes was $53,351,761. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,326,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,974,785.

At November 30, 2002, the Fund had a capital loss carryforward of $5,619,497 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares, Class A, Class B, Class C and Class K Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%
Class B	0.75%
Class C	0.75%
Class K	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$217,412,154

Sales	$188,990,392

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2003, were as follows:

Purchases	$140,981,074

Sales	$76,470,357

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28556 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003